Acquisition (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 26, 2020	Dec. 31, 2021	Dec. 31, 2020
Acquisition (Details) [Line Items]
Shares issued		2,000,000
Exercise price				$ 0.01
Purchase price				$ 411,781
Shares issued value		$ 224,200
Stock price				$ 187,581
Dividend yield percentage	0.00%			0.00%
Expected volatility rate	59.69%			80.00%
Risk free interest rate	2.13%			0.14%
Fair value warrant amount				$ 691,473
Ordinary Shares [Member]
Acquisition (Details) [Line Items]
Shares issued		2,000,000
Warrant [Member]
Acquisition (Details) [Line Items]
Shares issued		8,000,000		8,000,000
Exercise price		$ 0.26
Dividend yield percentage				0.00%
Expected volatility rate				59.69%
Jet CU former [Member]
Acquisition (Details) [Line Items]
Additional ordinary shares			5,428,572
Digiflex Inc [Member]
Acquisition (Details) [Line Items]
Percentage of acquisition two wholly-owned subsidiaries		100.00%
Digiflex Former Shareholders and Option Holders [Member]
Acquisition (Details) [Line Items]
Percentage of ownership shareholders		0.80%
Approximately amount		$ 1,000,000